SHORT-TERM BANK CREDIT AND CREDIT LINES	12 Months Ended
Dec. 31, 2014
SHORT-TERM BANK CREDIT AND CREDIT LINES [Abstract]
SHORT-TERM BANK CREDIT AND CREDIT LINES

NOTE 8:-   SHORT-TERM BANK CREDIT AND CREDIT LINES

a.     Short-term bank credit classified by currency, linkage terms and interest rates:

	Interest rate		December 31,
	2013	2014	2013	2014

	%

In or linked to NIS	1.45	0.66	$5,764	$2,571

			$5,764	$2,571
Weighted average interest rates at the end of the year	1.45	0.66

 b.      Credit lines:

	December 31,
	2013	2014

Short-term bank credit	$5,764	$2,571
Long-term bank credit	2,381	1,875
Bank guarantees	4,759	4,111

	12,904	8,557

Unutilized credit lines	19,417	19,406

Total authorized credit lines	$32,321	$27,963

  c.    The Company's Canadian subsidiary has undertaken to maintain general covenants and the following financial ratios and terms in respect of its outstanding credit lines: a quick ratio of not less than 1.25:1; a ratio of total liabilities to tangible net worth of not greater than 0.75:1; and tangible net worth of at least $ 10,000. As of December 31, 2014, the Company's Canadian subsidiary was in compliance with the ratios and terms.

  d.     For charges, see Note 11g.